Condensed Consolidated Statements of Operations (Unaudited) (Parenthetical) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Stock-based compensation	$ 1,836,653	$ 874,604	$ 5,101,319	$ 2,111,620	$ 6,772,752	$ 4,365,964